Taxes (Details) - Schedule of deferred taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Taxes Abstract
Bad debt provision	$ 30,085
Tax loss carry forward	84,000
Others	4,074
Deferred tax assets, net	$ 118,159